Average Annual Total Returns		12 Months Ended		15 Months Ended	60 Months Ended		106 Months Ended	111 Months Ended	115 Months Ended	120 Months Ended
		Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025 [2]	Dec. 31, 2025	Dec. 31, 2025
Rational Equity Armor Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%			14.42%					14.82%
Rational Equity Armor Fund | Morningstar Mod. Cons. Target Risk Index
Prospectus [Line Items]
Average Annual Return, Percent		12.87%			4.06%					6.10%
Rational Equity Armor Fund | Rational Equity Armor Fund Class A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		7.11%			5.42%					4.28%
Rational Equity Armor Fund | Rational Equity Armor Fund Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		12.64%			6.75%					5.05%
Rational Equity Armor Fund | Rational Equity Armor Fund Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		12.64%			6.63%					4.32%
Rational Equity Armor Fund | Rational Equity Armor Fund Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.48%			5.27%					3.73%
Rational Equity Armor Fund | Rational Equity Armor Fund Class C Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		11.60%			5.73%					4.09%
Rational Premium Income Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%			14.42%				15.09%	14.82%
Rational Premium Income Fund | Rational Premium Income Fund Class A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		(1.52%)			1.86%					3.94%
Rational Premium Income Fund | Rational Premium Income Fund Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		3.66%			3.10%					4.66%
Rational Premium Income Fund | Rational Premium Income Fund Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.42%			1.75%					3.00%
Rational Premium Income Fund | Rational Premium Income Fund Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.59%			1.99%					2.99%
Rational Premium Income Fund | Rational Premium Income Fund Class C Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		2.64%			2.08%				3.76%
Performance Inception Date		May 31, 2016
Rational Dynamic Brands Fund | Morningstar Global Target Market Exposure Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	22.23%			11.19%					11.69%
Rational Dynamic Brands Fund | MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	22.87%			11.70%					12.28%
Rational Dynamic Brands Fund | Rational Dynamic Brands Fund Class A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		(4.03%)			4.86%					11.09%
Rational Dynamic Brands Fund | Rational Dynamic Brands Fund Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		1.04%			6.18%					11.92%
Rational Dynamic Brands Fund | Rational Dynamic Brands Fund Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.04%			5.20%					9.50%
Rational Dynamic Brands Fund | Rational Dynamic Brands Fund Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.62%			4.39%					8.63%
Rational Dynamic Brands Fund | Rational Dynamic Brands Fund Class C Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		0.06%			5.16%					10.88%
Rational Strategic Allocation Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%			14.42%				15.09%	14.82%
Rational Strategic Allocation Fund | Rational Strategic Allocation Fund Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		11.08%			8.82%				6.95%
Performance Inception Date		May 31, 2016
Rational Strategic Allocation Fund | Rational Strategic Allocation Fund Class A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		5.52%			7.48%					6.19%
Rational Strategic Allocation Fund | Rational Strategic Allocation Fund Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.05%			4.18%					3.50%
Rational Strategic Allocation Fund | Rational Strategic Allocation Fund Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.39%			4.50%					3.80%
Rational Strategic Allocation Fund | Rational Strategic Allocation Fund Class C Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		10.06%			7.78%				5.91%
Performance Inception Date		May 31, 2016
Return Stacked® Balanced Allocation & Systematic Macro Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%			14.42%	[2]		15.17%		14.82%	[2]
Return Stacked® Balanced Allocation & Systematic Macro Fund | 50% S&P 500 Total Return Index / 50% Bloomberg U.S. Treasury Total Return Unhedged Index
Prospectus [Line Items]
Average Annual Return, Percent		12.14%			6.68%	[2]		8.15%		8.21%	[2]
Return Stacked® Balanced Allocation & Systematic Macro Fund | Société Générale Trend Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		2.39%			6.99%	[2]		4.18%		3.67%	[2]
Return Stacked® Balanced Allocation & Systematic Macro Fund | Return Stacked® Balanced Allocation & Systematic Macro Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		(1.26%)			2.90%	[2]		2.60%
Performance Inception Date		Sep. 30, 2016
Return Stacked® Balanced Allocation & Systematic Macro Fund | Return Stacked® Balanced Allocation & Systematic Macro Fund Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		5.07%			4.40%	[2]				3.26%	[2]
Return Stacked® Balanced Allocation & Systematic Macro Fund | Return Stacked® Balanced Allocation & Systematic Macro Fund Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.69%	[3]		1.71%	[2],[3]				1.41%	[2]
Return Stacked® Balanced Allocation & Systematic Macro Fund | Return Stacked® Balanced Allocation & Systematic Macro Fund Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.00%	[3]		2.20%	[2],[3]				1.76%	[2]
Return Stacked® Balanced Allocation & Systematic Macro Fund | Return Stacked® Balanced Allocation & Systematic Macro Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		4.00%			3.36%	[2]		2.52%
Performance Inception Date		Sep. 30, 2016
Rational/Pier 88 Convertible Securities Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%			14.53%		14.09%
Rational/Pier 88 Convertible Securities Fund | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%			(0.36%)		1.94%
Rational/Pier 88 Convertible Securities Fund | ICE BofA Investment Grade US Convertible 5% Constrained Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.43%			6.17%		8.44%
Rational/Pier 88 Convertible Securities Fund | Rational/Pier 88 Convertible Securities Fund-Class A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[4],[5]	Return Before Taxes
Average Annual Return, Percent	[4],[5]	(3.03%)			1.02%		5.42%
Performance Inception Date		Mar. 01, 2017
Rational/Pier 88 Convertible Securities Fund | Rational/Pier 88 Convertible Securities Fund-Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[4]	Return Before Taxes
Average Annual Return, Percent	[4]	2.12%			2.33%		6.29%
Performance Inception Date		Mar. 01, 2017
Rational/Pier 88 Convertible Securities Fund | Rational/Pier 88 Convertible Securities Fund-Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[6]	0.70%			1.18%		5.54%
Rational/Pier 88 Convertible Securities Fund | Rational/Pier 88 Convertible Securities Fund-Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[6]	1.25%			1.45%		4.80%
Rational/Pier 88 Convertible Securities Fund | Rational/Pier 88 Convertible Securities Fund-Class C Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[4]	Return Before Taxes
Average Annual Return, Percent	[4]	1.01%			1.25%		5.23%
Performance Inception Date		Mar. 01, 2017
Rational Special Situations Income Fund | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%			(0.36%)					2.01%
Rational Special Situations Income Fund | Bloomberg US Mortgage Backed Securities (MBS) Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.58%			0.15%					1.59%
Rational Special Situations Income Fund | Rational Special Situations Income Fund Class A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[7],[8]	Return Before Taxes
Average Annual Return, Percent	[7],[8]	(0.06%)			3.22%					5.62%
Rational Special Situations Income Fund | Rational Special Situations Income Fund Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[7]	Return Before Taxes
Average Annual Return, Percent	[7]	5.18%			4.48%					6.40%
Rational Special Situations Income Fund | Rational Special Situations Income Fund Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[9]	2.87%			1.90%					4.80%
Rational Special Situations Income Fund | Rational Special Situations Income Fund Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[9]	3.03%			2.29%					4.37%
Rational Special Situations Income Fund | Rational Special Situations Income Fund Class C Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[7]	Return Before Taxes
Average Annual Return, Percent	[7]	4.16%			3.45%					5.34%
Rational/RGN Hedged Equity Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%		16.51%
Rational/RGN Hedged Equity Fund | Rational/RGN Hedged Equity Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		9.35%		9.60%
Rational/RGN Hedged Equity Fund | Rational/RGN Hedged Equity Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		15.12%		14.21%
Rational/RGN Hedged Equity Fund | Rational/RGN Hedged Equity Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		14.74%		13.65%
Rational/RGN Hedged Equity Fund | Rational/RGN Hedged Equity Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.23%		10.77%
Rational/RGN Hedged Equity Fund | Rational/RGN Hedged Equity Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		13.94%		13.06%

[1]	The Fund changed its primary benchmark from the MSCI ACWI Index to the Morningstar Global Target Market Exposure Index because the continued use of the MSCI ACWI Index as a benchmark of the Fund is no longer authorized except in order to comply with regulatory requirements.
[2]	Includes the effect of performance fees paid by the investors of the Predecessor Fund.
[3]	After Tax Returns, if any, are shown for periods beginning after September 30, 2016. As a result of the different tax treatment of the Predecessor Fund, we are unable to show the after-tax returns for periods that commenced prior to September 30, 2016. The Predecessor Fund did not have a distribution policy.
[4]	Includes the effect of performance fees paid by the investors of the Predecessor Fund.
[5]	Includes the effect of the maximum sales load.
[6]	As a result of the different tax treatment of the Predecessor Fund, the Fund is unable to show after-tax returns for periods that commenced prior to December 6, 2019.
[7]	Includes the effect of performance fees paid by the investors of the Predecessor Fund.
[8]	Includes the effect of the maximum sales load.
[9]	As a result of the different tax treatment of the Predecessor Fund, we are unable to show after-tax returns for periods that commenced prior to July 17, 2019.